Average Annual Total Returns	Prospectus #1 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (net) 1 year	Prospectus #1 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (net) 5 years	Prospectus #1 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (net) Lifetime	Prospectus #1 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (gross) 1 year	Prospectus #1 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (gross) 5 years	Prospectus #1 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (gross) Lifetime	Prospectus #1 Delaware VIP Emerging Markets Series Standard Class 1 year	Prospectus #1 Delaware VIP Emerging Markets Series Standard Class 5 years	Prospectus #1 Delaware VIP Emerging Markets Series Standard Class Lifetime	Prospectus #2 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (net) 1 year	Prospectus #2 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (net) 5 years	Prospectus #2 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (net) Lifetime	Prospectus #2 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (gross) 1 year	Prospectus #2 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (gross) 5 years	Prospectus #2 Delaware VIP Emerging Markets Series MSCI Emerging Markets Index (gross) Lifetime	Prospectus #2 Delaware VIP Emerging Markets Series Service Class 1 year	Prospectus #2 Delaware VIP Emerging Markets Series Service Class 5 years	Prospectus #2 Delaware VIP Emerging Markets Series Service Class Lifetime	Prospectus #3 Delaware VIP Small Cap Value Series Russell 2000® Value Index 1 year	Prospectus #3 Delaware VIP Small Cap Value Series Russell 2000® Value Index 5 years	Prospectus #3 Delaware VIP Small Cap Value Series Russell 2000® Value Index Lifetime	Prospectus #3 Delaware VIP Small Cap Value Series Standard Class 1 year	Prospectus #3 Delaware VIP Small Cap Value Series Standard Class 5 years	Prospectus #3 Delaware VIP Small Cap Value Series Standard Class Lifetime	Prospectus #4 Delaware VIP Small Cap Value Series Russell 2000® Value Index 1 year	Prospectus #4 Delaware VIP Small Cap Value Series Russell 2000® Value Index 5 years	Prospectus #4 Delaware VIP Small Cap Value Series Russell 2000® Value Index Lifetime	Prospectus #4 Delaware VIP Small Cap Value Series Service Class 1 year	Prospectus #4 Delaware VIP Small Cap Value Series Service Class 5 years	Prospectus #4 Delaware VIP Small Cap Value Series Service Class Lifetime	Prospectus #5 Delaware VIP Fund for Income Series ICE BofA US High Yield Constrained Index 1 year	Prospectus #5 Delaware VIP Fund for Income Series ICE BofA US High Yield Constrained Index 5 years	Prospectus #5 Delaware VIP Fund for Income Series ICE BofA US High Yield Constrained Index Lifetime	Prospectus #5 Delaware VIP Fund for Income Series Standard Class 1 year	Prospectus #5 Delaware VIP Fund for Income Series Standard Class 5 years	Prospectus #5 Delaware VIP Fund for Income Series Standard Class Lifetime	Prospectus #5 Delaware VIP Growth Equity Series Russell 1000® Growth Index 1 year	Prospectus #5 Delaware VIP Growth Equity Series Russell 1000® Growth Index 5 years	Prospectus #5 Delaware VIP Growth Equity Series Russell 1000® Growth Index Lifetime	Prospectus #5 Delaware VIP Growth Equity Series Standard Class 1 year	Prospectus #5 Delaware VIP Growth Equity Series Standard Class 5 years	Prospectus #5 Delaware VIP Growth Equity Series Standard Class Lifetime	Prospectus #5 Delaware VIP Growth and Income Series Russell 1000® Value Index 1 year	Prospectus #5 Delaware VIP Growth and Income Series Russell 1000® Value Index 5 years	Prospectus #5 Delaware VIP Growth and Income Series Russell 1000® Value Index Lifetime	Prospectus #5 Delaware VIP Growth and Income Series Standard Class 1 year	Prospectus #5 Delaware VIP Growth and Income Series Standard Class 5 years	Prospectus #5 Delaware VIP Growth and Income Series Standard Class Lifetime	Prospectus #5 Delaware VIP Opportunity Series Russell 2500™ Index 1 year	Prospectus #5 Delaware VIP Opportunity Series Russell 2500™ Index 5 years	Prospectus #5 Delaware VIP Opportunity Series Russell 2500™ Index Lifetime	Prospectus #5 Delaware VIP Opportunity Series Standard Class 1 year	Prospectus #5 Delaware VIP Opportunity Series Standard Class 5 years	Prospectus #5 Delaware VIP Opportunity Series Standard Class Lifetime	Prospectus #5 Delaware VIP Limited Duration Bond Series Bloomberg 1-3 Year US Government/Credit Index 1 year	Prospectus #5 Delaware VIP Limited Duration Bond Series Bloomberg 1-3 Year US Government/Credit Index 5 years	Prospectus #5 Delaware VIP Limited Duration Bond Series Bloomberg 1-3 Year US Government/Credit Index Lifetime	Prospectus #5 Delaware VIP Limited Duration Bond Series Standard Class 1 year	Prospectus #5 Delaware VIP Limited Duration Bond Series Standard Class 5 years	Prospectus #5 Delaware VIP Limited Duration Bond Series Standard Class Lifetime	Prospectus #5 Delaware VIP Limited Duration Bond Series Standard Class Inception Date	Prospectus #5 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (net) 1 year	Prospectus #5 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (net) 5 years	Prospectus #5 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (net) Lifetime	Prospectus #5 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (gross) 1 year	Prospectus #5 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (gross) 5 years	Prospectus #5 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (gross) Lifetime	Prospectus #5 Delaware VIP International Series Standard Class 1 year	Prospectus #5 Delaware VIP International Series Standard Class 5 years	Prospectus #5 Delaware VIP International Series Standard Class Lifetime	Prospectus #5 Delaware VIP Total Return Series S&P 500® Index 1 year	Prospectus #5 Delaware VIP Total Return Series S&P 500® Index 5 years	Prospectus #5 Delaware VIP Total Return Series S&P 500® Index Lifetime	Prospectus #5 Delaware VIP Total Return Series 60% S&P 500 Index/40% Bloomberg US Aggregate Index 1 year	Prospectus #5 Delaware VIP Total Return Series 60% S&P 500 Index/40% Bloomberg US Aggregate Index 5 years	Prospectus #5 Delaware VIP Total Return Series 60% S&P 500 Index/40% Bloomberg US Aggregate Index Lifetime	Prospectus #5 Delaware VIP Total Return Series Bloomberg US Aggregate Index 1 year	Prospectus #5 Delaware VIP Total Return Series Bloomberg US Aggregate Index 5 years	Prospectus #5 Delaware VIP Total Return Series Bloomberg US Aggregate Index Lifetime	Prospectus #5 Delaware VIP Total Return Series Standard Class 1 year	Prospectus #5 Delaware VIP Total Return Series Standard Class 5 years	Prospectus #5 Delaware VIP Total Return Series Standard Class Lifetime	Prospectus #5 Delaware VIP Investment Grade Series Bloomberg US Corporate Investment Grade Index 1 year	Prospectus #5 Delaware VIP Investment Grade Series Bloomberg US Corporate Investment Grade Index 5 years	Prospectus #5 Delaware VIP Investment Grade Series Bloomberg US Corporate Investment Grade Index Lifetime	Prospectus #5 Delaware VIP Investment Grade Series Standard Class 1 year	Prospectus #5 Delaware VIP Investment Grade Series Standard Class 5 years	Prospectus #5 Delaware VIP Investment Grade Series Standard Class Lifetime	Prospectus #6 Delaware VIP Fund for Income Series ICE BofA US High Yield Constrained Index 1 year	Prospectus #6 Delaware VIP Fund for Income Series ICE BofA US High Yield Constrained Index 5 years	Prospectus #6 Delaware VIP Fund for Income Series ICE BofA US High Yield Constrained Index Lifetime	Prospectus #6 Delaware VIP Fund for Income Series Service Class 1 year	Prospectus #6 Delaware VIP Fund for Income Series Service Class 5 years	Prospectus #6 Delaware VIP Fund for Income Series Service Class Lifetime	Prospectus #6 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (net) 1 year	Prospectus #6 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (net) Lifetime	Prospectus #6 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (gross) 1 year	Prospectus #6 Delaware VIP International Series MSCI EAFE (Europe, Australasia, Far East) Index (gross) Lifetime	Prospectus #6 Delaware VIP International Series Service Class 1 year	Prospectus #6 Delaware VIP International Series Service Class Lifetime	Prospectus #6 Delaware VIP International Series Service Class Inception Date	Prospectus #6 Delaware VIP Total Return Series S&P 500® Index 1 year	Prospectus #6 Delaware VIP Total Return Series S&P 500® Index Lifetime	Prospectus #6 Delaware VIP Total Return Series 60% S&P 500 Index/40% Bloomberg US Aggregate Index 1 year	Prospectus #6 Delaware VIP Total Return Series 60% S&P 500 Index/40% Bloomberg US Aggregate Index Lifetime	Prospectus #6 Delaware VIP Total Return Series Bloomberg US Aggregate Index 1 year	Prospectus #6 Delaware VIP Total Return Series Bloomberg US Aggregate Index Lifetime	Prospectus #6 Delaware VIP Total Return Series Service Class 1 year	Prospectus #6 Delaware VIP Total Return Series Service Class Lifetime	Prospectus #6 Delaware VIP Total Return Series Service Class Inception Date	Prospectus #6 Delaware VIP Investment Grade Series Bloomberg US Corporate Investment Grade Index 1 year	Prospectus #6 Delaware VIP Investment Grade Series Bloomberg US Corporate Investment Grade Index Lifetime	Prospectus #6 Delaware VIP Investment Grade Series Service Class 1 year	Prospectus #6 Delaware VIP Investment Grade Series Service Class Lifetime	Prospectus #6 Delaware VIP Investment Grade Series Service Class Inception Date
Total	(20.09%)	(1.40%)	1.44%	(19.74%)	(1.03%)	1.81%	(27.58%)	(1.90%)	2.34%	(20.09%)	(1.40%)	1.44%	(19.74%)	(1.03%)	1.81%	(27.81%)	(2.19%)	2.06%	(14.48%)	4.13%	8.48%	(12.09%)	4.35%	9.21%	(14.48%)	4.13%	8.48%	(12.35%)	4.04%	8.92%	(11.21%)	2.10%	3.94%	(11.06%)	2.04%	3.34%	(29.14%)	10.96%	14.10%	(26.60%)	9.63%	13.06%	(7.54%)	6.67%	10.29%	3.53%	7.28%	10.27%	(18.37%)	5.89%	10.03%	(13.68%)	5.33%	9.38%	(3.69%)	0.92%	0.89%	(4.19%)	0.51%	0.15%	Jul. 01, 2014	(14.45%)	1.54%	4.67%	(14.01%)	2.03%	5.16%	(17.34%)	0.76%	4.12%	(18.11%)	9.42%	12.56%	(15.56%)	6.20%	8.21%	(13.01%)	0.02%	1.06%	(10.56%)	2.89%	5.30%	(15.76%)	0.45%	1.96%	(17.06%)	0.33%	1.55%	(11.21%)	2.10%	3.94%	(11.06%)	2.04%	3.34%	(14.45%)	(0.19%)	(14.01%)	0.29%	(17.60%)	(5.61%)	Dec. 14, 2020	(18.11%)	9.47%	(15.56%)	5.27%	(13.01%)	(2.61%)	(10.82%)	2.38%	Oct. 04, 2019	(15.76%)	(2.55%)	(17.32%)	(2.72%)	Oct. 04, 2019